Long Term Debt - Related Parties	9 Months Ended
Sep. 30, 2019
Long Term Debt - Related Parties
Long Term Debt - Related Parties

NOTE 3 – LONG TERM DEBT – RELATED PARTIES

In October 2018, in connection with the acquisition of Community Specialty Pharmacy, LLC, a $300,000 promissory note was issued to Nikul Panchal, a non-executive officer of the Company, accruing simple interest at the rate of 10% per annum, payable annually, and having a maturity date in October 2021. In October 2019, $75,000 of the note was converted into 150,000 common shares. See NOTE 11 –SUBSEQUENT EVENTS.